Share-Based Payments - Schedule of stock options activity (Details)	1 Months Ended												12 Months Ended
	Dec. 31, 2025 equityInstrument shares $ / shares	Sep. 30, 2025 equityInstrument	Jun. 30, 2025 equityInstrument	Mar. 31, 2025 equityInstrument	Dec. 31, 2024 equityInstrument shares $ / shares	Sep. 30, 2024 equityInstrument	Jun. 30, 2024 equityInstrument	Apr. 30, 2024 equityInstrument	Dec. 31, 2023 shares equityInstrument $ / shares	Oct. 31, 2023 equityInstrument	Jul. 31, 2023 equityInstrument	Apr. 30, 2023 equityInstrument	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Number of stock options
Beginning balance (in shares) | shares													4,300,760	5,118,949	5,511,767
Granted (in shares)	17,595	30,762	593,475	21,469	20,296	33,529	660,166	42,243	79,305	74,529	629,121	61,056	663,301	756,234	844,011
Exercised (in shares) | shares													(986,507)	(1,478,225)	(1,137,439)
Forfeited (in shares) | shares													(94,440)	(96,198)	(99,390)
Ending balance (in shares) | shares	3,883,114				4,300,760				5,118,949				3,883,114	4,300,760	5,118,949
Exercisable at end of year (in shares) | shares	2,340,218				2,492,709				3,030,486				2,340,218	2,492,709	3,030,486
Weighted average exercise price
Beginning balance (in USD per share)													$ 283.29	$ 255.41	$ 205.02
Granted (in USD per share)													580.41	451.63	395.92
Exercised (in USD per share)													296.31	206.43	142.31
Forfeited (in USD per share)													481.03	367.18	356.57
Ending balance (in USD per share)	$ 366.90				$ 283.29				$ 255.41				366.90	283.29	255.41
Exercisable (in USD per share)	$ 275.83				$ 203.36				$ 179.22				$ 275.83	$ 203.36	$ 179.22